UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Argentina — 0.0%
Arcos Dorados Holdings, Cl A	37,300	$340

Australia — 0.0%
Tronox, Cl A	8,100	198

Belgium — 0.3%
Anheuser-Busch InBev	27,601	3,002
KBC Groep	20,926	1,274

		4,276

Bermuda — 0.0%
Montpelier Re Holdings	13,300	407

Brazil — 1.5%
ALL - America Latina Logistica	108,424	426
Ambev ADR	68,600	497
B2W Cia Digital*	52,900	585
Banco do Brasil	91,800	965
Banco Santander Brasil ADR	73,500	489
BB Seguridade Participacoes	40,800	479
BM&FBovespa	77,300	394
BR Malls Participacoes	47,600	411
Brasil Insurance Participacoes e Administracao	40,600	181
Braskem ADR	26,100	355
BRF ADR	43,800	990
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,000	285
Cielo	18,800	327
Embraer ADR	25,039	861
Even Construtora e Incorporadora	55,100	179
Fibria Celulose ADR*	60,400	600
Gerdau ADR	51,400	309
Gol Linhas Aereas Inteligentes ADR*	59,900	389
Hypermarcas	106,700	785
Itau Unibanco Holding ADR	49,580	811
JBS*	185,400	640
Light	41,000	325
M Dias Branco	4,600	198
Petroleo Brasileiro ADR	92,200	1,280
Petroleo Brasileiro ADR, Cl A	74,300	1,100
Porto Seguro	20,800	305
Qualicorp*	32,200	315
Santos Brasil Participacoes	15,400	119
Telefonica Brasil ADR	18,300	388
Tim Participacoes ADR	82,100	2,209
Totvs	13,900	227
Tractebel Energia	15,300	224
Vale ADR, Cl B	170,100	2,067

		19,715

Canada — 0.5%
Alamos Gold	21,900	205

Description	Shares	Market Value ($ Thousands)

Canadian National Railway	33,171	$1,940
Imperial Oil	30,400	1,482
Kodiak Oil & Gas*	30,100	383
Magna International	12,000	1,176
MDC Partners, Cl A	29,700	725
Pacific Rubiales Energy	18,600	303
Silver Wheaton	5,120	114

		6,328

Chile — 0.1%
Cia Cervecerias Unidas ADR	12,416	293
SACI Falabella	22,260	189
Sociedad Quimica y Minera de Chile ADR	8,400	268

		750

China — 2.2%
AAC Technologies Holdings	98,000	547
Agricultural Bank of China, Cl H	1,350,100	566
Baidu ADR*	28,479	4,381
Bank of China, Cl H	3,002,000	1,320
Changyou.com ADR*	11,300	317
China CITIC Bank, Cl H	819,000	488
China Communications Construction, Cl H	387,000	253
China Construction Bank, Cl H	1,525,000	1,052
China Lesso Group Holdings	150,200	80
China Lumena New Materials(A)	1,228,000	198
China Petroleum & Chemical ADR	3,510	312
China Petroleum & Chemical, Cl H	2,314,750	2,045
China Railway Construction, Cl H	721,000	596
China Railway Group, Cl H	852,000	379
China Telecom, Cl H	590,000	303
China Vanke, Cl B	366,400	611
Datang International Power Generation, Cl H	446,000	166
Great Wall Motor, Cl H	117,500	532
Guangzhou R&F Properties	234,400	306
Huaneng Power International, Cl H	180,000	176
Industrial & Commercial Bank of China, Cl H	6,300,737	3,755
New Oriental Education & Technology Group ADR	13,700	331
PetroChina ADR	5,200	600
PICC Property & Casualty, Cl H	210,400	277
Prince Frog International Holdings	482,000	139
Shimao Property Holdings	197,500	390
Sihuan Pharmaceutical Holdings Group	668,000	736
SINA*	20,234	967
Sinopec Engineering Group, Cl H	341,800	382
Sinopharm Group, Cl H	222,176	585
Sohu.com*	15,200	839
Tencent Holdings	40,887	2,548
Tingyi Cayman Islands Holding	186,000	517
Tsingtao Brewery, Cl H	82,000	597
Uni-President China Holdings	624,000	517

1	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

WuXi PharmaTech Cayman ADR*	10,500	$357
Zhuzhou CSR Times Electric, Cl H	50,900	149

		28,314

Cyprus — 0.0%
QIWI ADR	6,900	200

Czech Republic — 0.1%
AVG Technologies*	41,700	781
Komercni Banka	1,500	345

		1,126

Denmark — 0.3%
Novo Nordisk, Cl B	98,431	4,438

Finland — 0.1%
Kone, Cl B	39,936	1,707

France — 2.6%
Accor	30,381	1,484
Air Liquide	11,619	1,661
AXA	46,491	1,210
BNP Paribas	33,016	2,477
Cie Generale des Etablissements Michelin	19,988	2,439
Credit Agricole	44,883	707
GDF Suez	46,212	1,165
Legrand	38,584	2,488
LVMH Moet Hennessy Louis Vuitton	21,339	4,194
Peugeot	41,309	731
Publicis Groupe	38,483	3,276
Sanofi	34,880	3,773
Technip	21,771	2,448
Total	70,333	5,020

		33,073

Germany — 1.7%
Adidas	28,696	3,061
Bayer	14,065	1,950
Daimler	35,292	3,265
Deutsche Bank	47,374	2,086
Deutsche Lufthansa	43,340	1,087
Fresenius Medical Care & KGaA	41,635	2,861
Linde	5,245	1,087
SAP	41,756	3,360
Siemens	26,124	3,441

		22,198

Greece — 0.0%
Folli Follie*	13,353	463

Hong Kong — 1.8%
AIA Group	659,935	3,201
Bolina Holding	387,200	140

Description	Shares	Market Value ($ Thousands)

China Everbright International	554,800	$696
China Medical System Holdings	272,000	322
China Mengniu Dairy	300,400	1,544
China Merchants Holdings International	288,000	901
China Mobile	614,991	5,846
China Mobile ADR	15,100	716
China State Construction International Holdings	229,100	382
China Unicom ADR	23,600	362
CNOOC	1,678,500	2,776
CNOOC ADR	2,900	479
Dongfeng Motor Group, Cl H	660,000	880
Haier Electronics Group	256,100	629
Hong Kong Exchanges and Clearing	134,536	2,424
Link ‡	184,000	915
Nine Dragons Paper Holdings	324,000	213
Shenzhen Investment	420,000	137
Skyworth Digital Holdings*	582,000	278
Sunny Optical Technology Group	421,000	492

		23,333

India — 0.5%
Dr Reddy’s Laboratories ADR	35,400	1,596
ICICI Bank ADR	13,700	585
Infosys ADR	10,600	569
Larsen & Toubro GDR	19,965	430
Mahindra & Mahindra GDR	18,345	327
Reliance Industries GDR(B)	69,010	2,139
Tata Motors ADR	33,300	1,246

		6,892

Indonesia — 0.2%
AKR Corporindo	599,800	248
Bank Mandiri Persero	258,100	219
Bank Rakyat Indonesia Persero	216,000	185
Gudang Garam	68,600	335
Indofood Sukses Makmur	268,000	164
Kalbe Farma	1,521,800	203
Matahari Department Store*	196,500	255
Semen Indonesia Persero	324,500	417
Tambang Batubara Bukit Asam Persero	305,500	261
United Tractors	151,000	283

		2,570

Ireland — 1.2%
Accenture, Cl A	76,780	6,159
Actavis*	12,059	2,464
Eaton	40,104	2,913
Experian	122,429	2,349
Ryanair Holdings ADR*	8,900	476
Smurfit Kappa Group	22,362	497

		14,858

Israel — 0.1%
magicJack VocalTec*	11,100	196
Teva Pharmaceutical Industries ADR	16,200	792

		988

2	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Italy — 0.2%
Intesa Sanpaolo	663,160	$2,262

Japan — 2.9%
Bridgestone	54,912	1,967
FANUC	13,560	2,443
Hitachi	271,000	1,929
Japan Tobacco	60,000	1,971
JGC	28,000	907
KDDI	59,500	3,170
Komatsu	35,300	778
Kubota	135,108	1,738
Mitsubishi Estate	84,086	1,905
Mitsubishi UFJ Financial Group	575,253	3,052
Nikon	150,400	2,360
Shin-Etsu Chemical	35,700	2,096
SoftBank	31,231	2,321
Sumitomo Mitsui Financial Group	45,500	1,796
Sumitomo Mitsui Trust Holdings	639,727	2,637
Toyota Motor	108,925	5,882

		36,952

Luxembourg — 0.0%
Tenaris ADR	4,800	211

Macau — 0.2%
Sands China	268,912	1,963

Malaysia — 0.2%
Axiata Group	247,100	509
Malayan Banking	111,100	337
Tenaga Nasional	368,200	1,342
Top Glove	213,900	314
UEM Sunrise	579,600	408
UMW Holdings	49,700	164

		3,074

Mexico — 0.6%
Alfa, Cl A	114,600	303
America Movil ADR, Ser L	30,800	618
Arca Continental	56,800	361
Cemex ADR*	84,989	1,074
Empresas ICA ADR*	44,100	318
Fibra Uno Administracion ‡	68,600	225
Fomento Economico Mexicano ADR	8,900	808
Genomma Lab Internacional, Cl B*	74,400	189
Grupo Financiero Banorte, Cl O	85,700	569
Grupo Financiero Santander Mexico ADR	19,700	234
Grupo Financiero Santander Mexico, Cl B	207,800	496
Grupo Mexico	27,300	82
Grupo Televisa ADR	49,300	1,618
Inmobiliaria Vesta	165,200	336
Kimberly-Clark de Mexico, Cl A	258,800	675

Description	Shares	Market Value ($ Thousands)

Wal-Mart de Mexico	162,548	$411

		8,317

Netherlands — 1.9%
Akzo Nobel	57,359	4,413
ASML Holding	22,588	1,861
Core Laboratories	24,214	4,545
ING Groep*	235,495	3,342
LyondellBasell Industries, Cl A	4,417	409
NXP Semiconductor*	35,680	2,127
PostNL	219,987	965
Reed Elsevier	175,520	3,579
Royal Dutch Shell, Cl A	47,440	1,880
Unilever	33,046	1,415
Vistaprint*	1,000	39

		24,575

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	18,300	471

Peru — 0.0%
Credicorp	3,800	567

Philippines — 0.1%
Ayala	23,570	330
International Container Terminal Services	158,160	383
Megaworld	2,038,000	213
RFM	1,122,279	164
SM Investments	10,730	174
SM Prime Holdings	254,200	93

		1,357

Poland — 0.3%
Orange Polska	170,785	583
PGE	137,302	952
Polski Koncern Naftowy Orlen	36,844	551
Powszechna Kasa Oszczednosci Bank Polski	22,369	307
Powszechny Zaklad Ubezpieczen	9,251	1,312
Tauron Polska Energia	240,937	426

		4,131

Puerto Rico — 0.0%
Triple-S Management, Cl B*	13,200	198

Russia — 0.7%
Eurasia Drilling GDR	8,155	201
Gazprom ADR	324,344	2,340
Lukoil ADR	33,804	1,788
Magnit GDR	8,975	422
MegaFon GDR	16,984	442
Mobile Telesystems ADR	21,200	355
Phosagro OAO GDR	12,299	144
Rosneft GDR	76,604	480
Sberbank of Russia ADR*	160,800	1,353
Surgutneftegas OAO ADR	51,810	362
Tatneft OAO ADR	4,124	141

3	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Yandex, Cl A*	17,500	$464

		8,492

Singapore — 0.2%
Asian Pay Television Trust	470,000	283
China Yuchai International	10,100	203
Sembcorp Industries	176,000	753
Sembcorp Marine	250,000	810

		2,049

South Africa — 0.9%
Anglo American Platinum	6,769	321
AngloGold Ashanti ADR	7,900	143
ArcelorMittal South Africa*	32,864	115
Aspen Pharmacare Holdings	33,902	901
AVI	23,599	130
Barloworld	44,453	484
Bidvest Group	15,813	433
FirstRand	370,928	1,362
Impala Platinum Holdings	11,222	126
Liberty Holdings	17,370	208
Life Healthcare Group Holdings	121,220	481
MMI Holdings	76,178	191
MTN Group	21,430	429
Redefine Properties‡	252,765	239
Remgro	19,981	402
Sanlam	60,887	325
Sasol	25,875	1,450
Sasol ADR	10,700	593
Shoprite Holdings	25,095	419
Sibanye Gold	235,043	607
Standard Bank Group	39,445	517
Steinhoff International Holdings	145,412	754
Vodacom Group	99,704	1,188
Woolworths Holdings	42,152	286

		12,104

South Korea — 2.4%
CJ	2,170	263
Coway	11,370	897
Daesang	6,950	274
Hankook Tire	4,062	235
Hanwha	13,750	400
Hyosung	4,206	300
Hyundai Marine & Fire Insurance	7,980	234
Hyundai Motor	2,765	615
KB Financial Group ADR	26,700	917
KCC	2,767	1,376
Kia Motors	15,425	855
Korea Electric Power	43,560	1,665
Korea Gas	2,702	162
KT	22,160	703
KT ADR	32,000	509
KT&G	30,568	2,450
LG Display ADR	24,100	321
LG Electronics	6,006	399
Lock & Lock	9,700	147
Lotte Chilsung Beverage	385	582
Lotte Confectionery	461	790
Samsung Electronics	5,655	7,350
Samsung Engineering	4,493	336
Samsung Life Insurance	5,537	515

Description	Shares	Market Value ($ Thousands)

SFA Engineering	8,883	$383
Shinhan Financial Group	13,460	586
SK Holdings	2,477	439
SK Hynix	29,890	1,161
SK Telecom	11,195	2,313
SK Telecom ADR	113,000	2,609
Sung Kwang Bend	11,601	271
Woori Finance Holdings	50,050	564

		30,621

Spain — 0.5%
Amadeus IT Holding, Cl A	47,915	1,990
Banco Bilbao Vizcaya Argentaria	209,858	2,574
Cemex Latam Holdings*	69,161	640
Tecnicas Reunidas	24,531	1,476

		6,680

Sweden — 0.2%
Hennes & Mauritz, Cl B	57,807	2,349

Switzerland — 2.7%
ABB	66,699	1,601
Clariant	50,978	1,003
Credit Suisse Group	38,903	1,233
Givaudan	970	1,528
Julius Baer Group	42,502	1,986
Nestle	55,965	4,319
Novartis	91,378	7,919
Pentair	5,851	435
Roche Holding	21,533	6,310
Transocean	5,775	249
UBS	316,891	6,623
Zurich Insurance Group	7,508	2,150

		35,356

Taiwan — 1.3%
Advanced Semiconductor Engineering ADR	102,300	604
Asustek Computer	78,000	806
China Steel Chemical	41,000	236
Chong Hong Construction	113,000	312
Compal Electronics	609,000	435
Coretronic	380,000	453
eMemory Technology*	31,000	218
Hermes Microvision	8,000	331
Hon Hai Precision Industry	962,100	2,759
Inventec	546,000	503
MediaTek	104,900	1,640
Mitac Holdings*	426,300	344
Novatek Microelectronics	17,600	81
Pegatron	98,000	148
Pou Chen	421,000	535
Taiwan Cement	216,000	343
Taiwan Semiconductor Manufacturing	306,000	1,201
Taiwan Semiconductor Manufacturing ADR	269,589	5,419
United Microelectronics	875,000	378

		16,746

4	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Thailand — 0.3%
Bangchak Petroleum	350,800	$347
Bangkok Bank	79,400	464
Bangkok Dusit Medical Service, Ser F	290,000	133
Bangkok Dusit Medical Services	787,000	360
CP ALL	234,800	305
PTT	138,500	1,339
PTT Global Chemical	231,600	499
Sansiri	4,897,100	289
Siam Cement	11,721	157
Thai Airways International	376,100	151
Thanachart Capital	337,300	362

		4,406

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii	45,839	547
Arcelik	15,700	96
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	194,485	253
Ford Otomotiv Sanayi	17,806	200
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D*	240,967	172
Tupras Turkiye Petrol Rafinerileri	5,934	133
Turk Hava Yollari	92,716	296
Turk Traktor ve Ziraat Makineleri	11,869	340
Turkcell Iletisim Hizmetleri ADR*	25,800	374
Turkiye Garanti Bankasi	48,120	176

		2,587

United Arab Emirates — 0.0%
Dragon Oil	44,120	469

United Kingdom — 4.2%
Afren*	181,650	483
Anglo American ADR	12,800	170
ARM Holdings	34,291	516
Aviva	404,242	3,587
Balfour Beatty	155,373	735
Barclays	687,303	2,927
BG Group	113,495	2,296
British American Tobacco	55,017	3,174
Burberry Group	76,491	1,918
Carnival	90,018	3,596
Compass Group	105,440	1,677
Delphi Automotive	7,200	481
Hikma Pharmaceuticals	14,545	381
HSBC Holdings	377,468	3,829
International Consolidated Airlines Group*	327,136	2,232
Kingfisher	549,112	3,877
Lloyds Banking Group*	2,280,833	2,902
Michael Page International	140,216	1,108
Pearson	78,234	1,465
Reckitt Benckiser Group	44,552	3,592
Rexam	165,155	1,383
Rio Tinto	21,913	1,193
Rolls-Royce Holdings	81,539	1,446
SABMiller	53,485	2,908

Description	Shares	Market Value ($ Thousands)

Standard Chartered	92,957	$2,012
Tesco	38,779	192
Vodafone Group	437,645	1,655
WPP	94,773	2,039

		53,774

United States — 61.3%

Consumer Discretionary — 7.1%
Abercrombie & Fitch, Cl A	3,517	129
Advance Auto Parts	23,972	2,908
Amazon.com*	3,742	1,138
American Public Education*	8,100	280
Apollo Education Group, Cl A*	13,351	385
AutoZone*	6,304	3,366
Bally Technologies*	6,600	430
bebe stores	7,300	37
Big 5 Sporting Goods	29,500	360
Biglari Holdings*	550	236
Bravo Brio Restaurant Group*	13,800	207
Brown Shoe	19,700	465
Capella Education	10,700	624
Career Education*	61,000	440
Carmike Cinemas*	6,100	181
Carter’s	3,600	265
Cato, Cl A	13,600	387
CBS, Cl B	8,700	503
Chico’s FAS	13,655	217
Coach	5,795	259
Comcast, Cl A	58,110	2,983
Core-Mark Holding	8,700	701
Cracker Barrel Old Country Store	1,000	95
Crocs*	9,700	147
Deckers Outdoor*	3,005	237
Denny’s*	46,100	311
Dex Media*	19,000	139
Diamond Resorts International*	16,515	309
Dick’s Sporting Goods	17,700	932
DIRECTV*	31,430	2,439
Discovery Communications, Cl A*	41,463	3,147
Drew Industries	7,100	357
Entravision Communications, Cl A	68,600	364
Expedia	1,760	125
Express*	8,500	124
Fiesta Restaurant Group*	10,100	370
Foot Locker	22,700	1,056
Ford Motor	37,214	601
Fossil Group*	23,584	2,515
Francesca’s Holdings*	17,445	285
Fred’s, Cl A	8,400	153
Fuel Systems Solutions*	15,800	166
G-III Apparel Group*	1,900	136
Gray Television*	22,300	251
Groupon, Cl A*	23,303	163
Hanesbrands	6,500	534
Haverty Furniture	17,000	434
Helen of Troy*	4,700	295
hhgregg*	3,600	31
Home Depot	14,672	1,167
Houghton Mifflin Harcourt*	6,400	131

5	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Hovnanian Enterprises, Cl A*	32,300	$144
Hyatt Hotels, Cl A*	8,660	487
Iconix Brand Group*	8,885	378
Jack in the Box*	1,900	102
Jarden*	5,500	314
JC Penney*	7,620	65
Kohl’s	31,355	1,718
Las Vegas Sands	6,211	491
La-Z-Boy, Cl Z	2,200	53
Lear	29,755	2,471
Liberty Global*	53,666	2,062
Liberty Global, Cl A*	9,187	366
Liberty Interactive, Cl A*	11,100	323
Liberty Ventures, Ser A*	4,450	258
LifeLock*	9,805	154
Loral Space & Communications*	5,700	410
Lowe’s	12,400	569
Lululemon Athletica*	35,225	1,618
Macy’s	101,590	5,834
Mattel	8,500	333
Matthews International, Cl A	8,440	341
McDonald’s	34,873	3,535
Michael Kors Holdings*	4,101	374
Modine Manufacturing*	55,480	914
Movado Group	5,400	212
Multimedia Games Holding*	10,800	315
Murphy USA*	1,267	54
NACCO Industries, Cl A	2,100	113
National CineMedia	10,900	166
Nautilus*	8,800	73
NIKE, Cl B	7,300	533
Norwegian Cruise Line Holdings*	5,960	195
Nutrisystem	17,900	268
NVR*	500	538
Omnicom Group	6,200	420
Orbitz Worldwide*	89,500	658
Orient-Express Hotels, Cl A*	6,200	81
Overstock.com*	38,000	609
PetMed Express	27,700	363
Popeyes Louisiana Kitchen*	18,300	697
priceline.com*	618	715
PVH	2,051	258
Red Robin Gourmet Burgers*	5,700	387
Ross Stores	28,380	1,932
Ruth’s Hospitality Group	31,100	392
Service International	16,100	302
Skullcandy*	30,500	235
Sonic*	14,600	278
Standard Motor Products	11,400	433
Starbucks	80,858	5,710
Starwood Hotels & Resorts Worldwide	5,000	383
Steiner Leisure*	9,100	393
Steven Madden*	10,040	358
Stoneridge*	18,500	198
Target	6,000	370
Taylor Morrison Home, Cl A*	14,980	318
Tempur Sealy International*	2,707	136
Tenneco*	3,730	223
Texas Roadhouse, Cl A	7,500	186
Tiffany	4,445	389
Time Warner	10,199	678

Description	Shares	Market Value ($ Thousands)

Time Warner Cable	4,367	$618
TJX	10,700	623
Twenty-First Century Fox, Cl A	19,880	637
Viacom, Cl B	98,290	8,353
Walt Disney	16,200	1,285
Wet Seal, Cl A*	127,000	144
Whirlpool	8,700	1,334
Yum! Brands	26,873	2,069
Zagg*	33,600	146

		91,607

Consumer Staples — 4.8%
Altria Group	50,200	2,014
Andersons	13,950	869
Archer-Daniels-Midland	17,400	761
Avon Products	24,700	377
Beam	4,600	384
Bunge	3,445	274
Chiquita Brands International*	42,800	491
Coca-Cola	34,893	1,423
Coca-Cola Enterprises	19,800	900
Colgate-Palmolive	12,400	835
Costco Wholesale	37,580	4,347
CVS Caremark	53,651	3,901
Dr Pepper Snapple Group	18,500	1,025
Estee Lauder, Cl A	66,536	4,829
Fresh Del Monte Produce	27,300	789
General Mills	10,639	564
Hershey	6,500	626
Inter Parfums	1,700	62
J&J Snack Foods	600	56
Kellogg	28,255	1,888
Keurig Green Mountain	5,031	471
Kimberly-Clark	5,900	662
Kraft Foods Group	9,400	534
Kroger	52,351	2,410
Lancaster Colony	1,400	133
Lorillard	33,800	2,008
Mead Johnson Nutrition, Cl A	60,441	5,335
Medifast*	11,200	354
Molson Coors Brewing, Cl B	68,980	4,137
Mondelez International, Cl A	21,200	756
PepsiCo	14,100	1,211
Philip Morris International	21,371	1,826
Pilgrim’s Pride*	38,200	835
Procter & Gamble	22,543	1,861
Rite Aid*	94,500	690
Sanderson Farms	8,400	691
Sysco	95,965	3,496
Tyson Foods, Cl A	20,640	866
USANA Health Sciences*	7,800	529
Walgreen	10,100	686
Wal-Mart Stores	16,800	1,339
Whole Foods Market	111,107	5,522

		62,767

Energy — 6.3%
Alpha Natural Resources*	48,400	208
Anadarko Petroleum	4,291	425
Apache	4,341	377
Athlon Energy*	10,885	440
Baker Hughes	30,590	2,138

6	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Basic Energy Services*	21,500	$568
Bonanza Creek Energy*	2,000	97
Bristow Group	4,800	369
Cabot Oil & Gas	11,420	449
Cameron International*	3,710	241
Carrizo Oil & Gas*	2,400	132
Chesapeake Energy	35,108	1,009
Chevron	50,337	6,318
Cloud Peak Energy*	1,400	28
ConocoPhillips	26,723	1,986
CONSOL Energy	84,367	3,755
Delek US Holdings	3,300	106
Devon Energy	6,300	441
Diamond Offshore Drilling	6,095	333
EOG Resources	6,892	675
EP Energy, Cl A*	22,200	431
EPL Oil & Gas*	9,200	360
Exxon Mobil	108,668	11,129
FMC Technologies*	88,652	5,027
Forest Oil*	179,000	333
Frank’s International	11,565	317
GasLog	3,800	102
Halliburton	68,795	4,339
Helix Energy Solutions Group*	3,200	77
ION Geophysical*	38,400	169
Marathon Oil	54,457	1,969
Marathon Petroleum	19,700	1,831
Matador Resources*	18,100	520
Matrix Service*	17,200	533
Murphy Oil	5,070	322
National Oilwell Varco	6,604	519
Newpark Resources*	61,100	736
Occidental Petroleum	61,402	5,879
Parker Drilling*	37,900	251
Peabody Energy	11,359	216
Penn Virginia*	11,100	185
Phillips 66	7,271	605
Pioneer Energy Services*	56,600	847
QEP Resources	4,760	146
Quicksilver Resources*	35,800	117
Renewable Energy Group*	52,600	619
SandRidge Energy*	32,071	220
Schlumberger	149,989	15,231
Scorpio Tankers	24,600	222
SM Energy	18,700	1,386
Solazyme*	21,955	236
Southwestern Energy*	7,603	364
Stone Energy*	4,500	221
Synergy Resources*	6,000	70
Tesco*	32,200	644
Triangle Petroleum*	46,600	448
Ultra Petroleum*	10,092	301
Vaalco Energy*	60,800	561
Valero Energy	50,400	2,881
Willbros Group*	34,600	384
Williams	12,000	506

		81,349

Financials — 10.8%
Aflac	6,539	410
Agree Realty‡	8,700	260
Allied World Assurance Holdings	2,900	312

Description	Shares	Market Value ($ Thousands)

Allstate	42,800	$2,437
Ally Financial*	63,100	1,524
Altisource Residential‡	10,500	295
Ambac Financial Group*	4,600	139
American Campus Communities‡	5,486	210
American Equity Investment Life Holding	12,930	302
American Express	75,520	6,603
American Financial Group	10,190	595
American International Group	74,200	3,942
American Tower, Cl A‡	6,356	531
Ameriprise Financial	10,700	1,194
AMERISAFE	7,700	328
Arch Capital Group*	8,326	477
Argo Group International Holdings	17,580	781
Arlington Asset Investment, Cl A	18,900	500
Ashford Hospitality Trust‡	26,500	272
Aspen Insurance Holdings	6,730	308
Associated Estates Realty‡	17,400	292
Assurant	27,600	1,861
AvalonBay Communities‡	1,859	254
Bank of America	128,929	1,952
Bank of New York Mellon	16,263	551
Banner	6,800	269
Berkshire Hathaway, Cl B*	16,066	2,070
BGC Partners, Cl A	46,800	336
BlackRock, Cl A	2,033	612
BlackRock Kelso Capital	38,300	348
Capital Bank Financial, Cl A*	18,900	451
Capital One Financial	44,100	3,259
Cardinal Financial	18,900	318
CBL & Associates Properties‡	28,900	525
CBRE Group, Cl A*	30,900	823
Cedar Realty Trust‡	55,300	342
Charles Schwab	233,346	6,195
Chatham Lodging Trust‡	14,600	297
Chesapeake Lodging Trust‡	14,100	381
Chubb	22,000	2,026
Citigroup	144,750	6,935
CNO Financial Group	8,400	145
CoreSite Realty‡	11,300	344
Cousins Properties‡	18,800	219
Credit Acceptance*	3,300	434
CyrusOne‡	16,600	332
DCT Industrial Trust‡	38,900	304
Discover Financial Services	54,700	3,058
Douglas Emmett‡	9,700	268
East West Bancorp	8,840	305
Employers Holdings	15,400	313
Evercore Partners, Cl A	2,700	144
Everest Re Group	12,200	1,928
Excel Trust‡	13,100	165
Extra Space Storage‡	17,530	917
Fifth Third Bancorp	54,900	1,131
First Cash Financial Services*	1,000	49
First Citizens BancShares, Cl A	1,186	267
First Commonwealth Financial	25,500	219
First Interstate Bancsystem, Cl A	15,900	396
First Midwest Bancorp	41,800	684
First Potomac Realty Trust‡	11,200	146
Genworth Financial, Cl A*	21,200	378

7	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Geo Group‡	9,000	$302
Goldman Sachs Group	20,143	3,219
Government Properties Income Trust‡	2,100	53
Hanmi Financial	28,100	598
Hartford Financial Services Group	91,520	3,283
HCI Group	12,500	483
Hercules Technology Growth Capital	1,200	16
HFF, Cl A	11,400	388
HomeStreet	5,300	96
Horace Mann Educators	27,300	821
Hospitality Properties Trust‡	35,200	1,058
Infinity Property & Casualty	4,100	263
Inland Real Estate‡	60,500	632
IntercontinentalExchange Group	21,556	4,407
International Bancshares	3,300	76
Investment Technology Group*	30,600	632
Janus Capital Group	92,870	1,127
Jones Lang LaSalle	10,455	1,212
JPMorgan Chase	91,110	5,100
KeyCorp	161,738	2,206
Kilroy Realty‡	14,315	853
Kite Realty Group Trust‡	24,600	153
LaSalle Hotel Properties‡	13,800	457
Liberty Property Trust‡	5,000	187
Lincoln National	14,451	701
Loews	7,585	334
LTC Properties‡	6,900	267
Maiden Holdings	17,800	210
Marsh & McLennan	10,300	508
MB Financial	500	13
McGraw Hill Financial	29,921	2,212
Meadowbrook Insurance Group	5,400	30
MetLife	9,062	474
MGIC Investment*	22,100	190
Moelis, Cl A*	4,600	122
Morgan Stanley	44,100	1,364
National Health Investors‡	1,000	62
National Penn Bancshares	2,600	25
NBT Bancorp	14,600	331
Nelnet, Cl A	10,900	461
New Mountain Finance	30,100	431
Northfield Bancorp	15,000	195
Old Republic International	20,341	337
Oritani Financial	3,900	58
PacWest Bancorp	13,850	545
PennantPark Investment	14,200	152
Pennsylvania‡	1,800	30
PICO Holdings*	9,500	221
Pinnacle Financial Partners	10,400	360
Piper Jaffray*	7,400	325
Platinum Underwriters Holdings	21,900	1,373
PNC Financial Services Group	24,100	2,025
Popular*	10,062	311
Potlatch‡	7,200	275
Primerica	1,900	87
Progressive	14,200	344
Prospect Capital	21,000	227
Provident Financial Services	8,100	141
Prudential Financial	6,540	528

Description	Shares	Market Value ($ Thousands)

PS Business Parks‡	3,000	$257
Public Storage‡	4,200	737
Ramco-Gershenson Properties Trust‡	36,900	608
Realogy Holdings*	30,010	1,262
Regency Centers‡	5,000	262
Regions Financial	312,225	3,166
Retail Opportunity Investments‡	12,900	202
RLJ Lodging Trust‡	35,800	955
Rouse Properties‡	13,400	225
Sabra Health Care‡	22,000	659
Select Income ‡	17,100	526
Senior Housing Properties Trust‡	7,600	178
Signature Bank NY*	3,060	364
Silver Bay Realty Trust‡	3,600	54
Simon Property Group‡	6,552	1,135
Sovran Self Storage‡	6,000	455
Spirit Realty Capital‡	20,537	221
Springleaf Holdings, Cl A*	19,250	442
STAG Industrial‡	24,300	572
StanCorp Financial Group	5,638	344
Starwood Property Trust‡	2,200	53
Starwood Waypoint Residential Trust‡ *	369	10
State Street	8,499	549
Stewart Information Services	3,200	98
Strategic Hotels & Resorts‡ *	5,700	62
Summit Hotel Properties‡	5,800	53
SunTrust Banks	11,800	451
Symetra Financial	1,900	39
T Rowe Price Group	5,000	411
TCP Capital	21,300	345
THL Credit	28,000	376
TICC Capital	36,700	353
Travelers	34,000	3,080
Two Harbors Investment‡	25,599	266
United Bankshares	14,500	424
United Community Banks*	40,600	656
Unum Group	11,736	390
US Bancorp	20,400	832
Voya Financial	23,100	818
Waddell & Reed Financial, Cl A	37,350	2,519
Webster Financial	10,000	301
Weingarten Realty Investors‡	8,400	262
Wells Fargo	137,594	6,830
Winthrop Realty Trust‡	18,600	259
Wintrust Financial	10,270	460
WisdomTree Investments*	7,600	86

		139,161

Health Care — 8.6%
Abbott Laboratories	19,200	744
AbbVie	17,025	887
Acorda Therapeutics*	10,300	365
Addus HomeCare*	20,200	437
Alexion Pharmaceuticals*	3,123	494
Allergan	4,495	745
Amedisys*	12,200	166
AmerisourceBergen, Cl A	25,100	1,636
Amgen	36,466	4,075
AMN Healthcare Services*	29,100	363
Analogic	2,300	173

8	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Aratana Therapeutics*	9,900	$136
ArthroCare*	2,000	97
AVANIR Pharmaceuticals, Cl A*	45,500	227
Baxter International	9,890	720
Biogen Idec*	6,600	1,895
Bristol-Myers Squibb	65,100	3,261
Brookdale Senior Living, Cl A*	13,495	430
Cambrex*	30,000	615
Cantel Medical	7,850	260
Cardinal Health	32,400	2,252
Cardiovascular Systems*	12,500	359
CareFusion*	18,020	704
Celgene*	9,889	1,454
Celldex Therapeutics*	17,200	258
Cigna	20,900	1,673
Computer Programs & Systems	5,400	341
CONMED	15,000	695
Covance*	38,492	3,398
Covidien	7,500	534
DaVita HealthCare Partners*	61,691	4,275
Depomed*	85,100	1,192
DexCom*	6,300	204
Eli Lilly	7,953	470
Emergent Biosolutions*	26,000	685
Ensign Group	8,300	353
Express Scripts Holding*	131,757	8,772
Five Star Quality Care*	31,200	151
Furiex Pharmaceuticals*	9,600	992
Gentiva Health Services*	15,500	117
Gilead Sciences*	80,869	6,347
Greatbatch*	10,500	483
GTx*	13,300	20
HealthSouth	7,500	260
Humana	13,500	1,482
ICU Medical*	14,100	786
Impax Laboratories*	17,300	452
InterMune*	6,100	196
Intrexon*	5,800	110
Intuitive Surgical*	12,191	4,409
Invacare	16,500	261
Johnson & Johnson	59,068	5,983
Kindred Healthcare	1,700	43
LifePoint Hospitals*	5,324	298
Magellan Health Services*	11,911	687
McKesson	26,585	4,498
Medtronic	12,750	750
Merck	53,034	3,106
Meridian Bioscience	9,300	186
Merit Medical Systems*	4,800	62
Momenta Pharmaceuticals*	43,900	501
MWI Veterinary Supply*	1,800	282
Nektar Therapeutics*	28,900	340
Neurocrine Biosciences*	45,000	631
NewLink Genetics*	4,300	95
NPS Pharmaceuticals*	8,000	213
NuVasive*	1,400	47
NxStage Medical*	16,900	193
Omnicare	29,128	1,726
Omnicell*	7,500	199
Orthofix International*	17,700	535
Pfizer	248,290	7,767
PharMerica*	27,300	742

Description	Shares	Market Value ($ Thousands)

Phibro Animal Health, Cl A*	17,800	$314
Providence Service*	7,300	296
Puma Biotechnology*	5,900	446
Questcor Pharmaceuticals	6,200	510
Quintiles Transnational Holdings*	43,340	2,043
Regeneron Pharmaceuticals*	1,300	386
Repligen*	51,000	808
Rigel Pharmaceuticals*	80,400	257
Sirona Dental Systems*	8,827	664
Spectranetics*	3,100	66
St. Jude Medical	5,689	361
STERIS	1,500	72
Supernus Pharmaceuticals*	14,500	119
SurModics*	8,100	176
Symmetry Medical*	18,600	154
Teleflex	3,100	316
TESARO*	16,100	402
Thermo Fisher Scientific	26,735	3,048
United Therapeutics*	6,900	690
UnitedHealth Group	56,615	4,248
Vertex Pharmaceuticals*	10,945	741
WellCare Health Plans*	4,000	270
WellPoint	20,721	2,086
Zoetis, Cl A	85,766	2,595

		111,363

Industrials — 7.4%
3M	6,140	854
AAON	7,700	218
AAR	17,500	453
ACCO Brands*	41,920	257
Actuant, Cl A	14,780	500
ADT	2,400	73
AECOM Technology*	9,333	303
Aerovironment*	15,400	520
Air Lease, Cl A	12,585	451
Aircastle	18,900	332
Alaska Air Group	3,850	362
Albany International, Cl A	10,500	378
Alliant Techsystems	13,403	1,933
Altra Industrial Motion	11,475	392
American Airlines Group*	45,980	1,613
American Science & Engineering	3,900	262
American Woodmark*	8,000	240
Arkansas Best	10,000	394
Astronics*	7,900	451
Astronics, Cl B*	860	49
Barrett Business Services	10,800	544
BE Aerospace*	3,830	336
Boeing	6,008	775
Builders FirstSource*	7,400	58
Caterpillar	8,264	871
CIRCOR International	6,700	544
Cummins	3,200	483
Danaher	74,829	5,491
Deere	3,706	346
Delta Air Lines	31,952	1,177
DXP Enterprises*	1,400	158
Dycom Industries*	8,900	279
Echo Global Logistics*	16,760	328
EMCOR Group	10,455	481
Emerson Electric	8,092	552

9	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

EnerNOC*	18,600	$439
Engility Holdings*	20,400	890
Equifax	4,800	340
Esterline Technologies*	900	98
Exelis	55,255	1,024
Exponent	7,000	493
Fastenal	65,010	3,256
FedEx	4,294	585
Fluor	66,559	5,039
G&K Services, Cl A	8,200	434
General Cable	3,608	92
General Electric	171,132	4,602
Gibraltar Industries*	13,000	222
H&E Equipment Services*	1,300	50
Honeywell International	52,156	4,845
Huntington Ingalls Industries	19,500	2,008
Huron Consulting Group*	5,200	370
Hyster-Yale Materials Handling, Cl A	8,700	839
ICF International*	11,400	444
Illinois Tool Works	6,600	563
Insperity	8,600	276
Jacobs Engineering Group*	5,746	332
John Bean Technologies	14,900	432
Joy Global	36,760	2,220
Kelly Services, Cl A	1,500	32
Kennametal	6,640	310
Kforce	14,700	340
Korn*	8,500	247
Kratos Defense & Security Solutions*	43,200	312
L-3 Communications Holdings, Cl 3	19,000	2,192
Lennox International	4,200	352
Lockheed Martin	8,581	1,408
Manpowergroup	5,258	428
Masco	11,007	221
MasTec*	7,435	294
Mistras Group*	1,300	30
Mueller Industries	6,400	185
Mueller Water Products, Cl A	6,300	57
MYR Group*	13,400	314
Navigant Consulting*	27,400	460
Norfolk Southern	5,800	548
Northrop Grumman	23,503	2,856
Orbital Sciences*	16,700	491
Oshkosh	14,602	811
PACCAR	7,225	462
Performant Financial*	37,000	322
PGT*	53,300	530
Pike*	17,600	169
Polypore International*	7,000	243
PowerSecure International*	22,300	496
Precision Castparts	1,737	440
Primoris Services	4,900	137
Quanta Services*	9,770	345
Raytheon	27,297	2,606
Republic Airways Holdings*	11,200	93
RPX*	19,500	319
RR Donnelley & Sons	17,595	310
Saia*	13,950	574
Southwest Airlines	27,400	662

Description	Shares	Market Value ($ Thousands)

Spirit Airlines*	7,900	$449
Standex International	6,600	392
Stanley Black & Decker	3,701	318
Steelcase, Cl A	6,800	112
Stericycle*	38,277	4,457
Taser International*	46,500	751
Toro	10,465	665
Trimas*	11,655	418
TrueBlue*	14,500	388
Tutor Perini*	13,600	403
Tyco International	93,520	3,825
UniFirst	1,400	135
Union Pacific	8,291	1,579
United Continental Holdings*	8,692	355
United Parcel Service, Cl B	7,059	695
United Rentals*	9,200	863
United Technologies	50,621	5,990
Viad	4,400	101
Waste Management	9,800	436
Woodward	9,090	408
Xylem	9,566	360
YRC Worldwide*	20,300	455

		95,502

Information Technology — 11.8%
Adobe Systems*	8,729	538
Advanced Energy Industries*	13,100	287
Alliance Data Systems*	1,800	435
Amdocs	17,460	812
Amphenol, Cl A	54,355	5,183
ANSYS*	29,649	2,263
Apple	35,224	20,785
ARRIS Group*	7,100	185
Arrow Electronics*	21,264	1,207
Aspen Technology*	2,900	125
ATMI*	2,300	78
Audience*	9,700	112
Automatic Data Processing	7,833	611
Avnet	8,700	375
Benchmark Electronics*	19,800	459
Blackhawk Network Holdings, Cl A*	16,690	400
Blucora*	15,900	306
Brightcove*	53,400	460
BroadSoft*	10,800	274
Brooks Automation	26,900	275
Cabot Microelectronics*	13,300	577
CalAmp*	1,200	21
Calix*	66,200	583
Ceva*	5,400	88
Checkpoint Systems*	15,900	203
Cisco Systems	158,316	3,659
Cognizant Technology Solutions, Cl A*	56,640	2,713
Computer Sciences	8,000	473
comScore*	25,700	805
Comverse*	21,600	539
Constant Contact*	14,300	370
Convergys	13,600	293
Corning	21,861	457
CSG Systems International	13,500	356
Demand Media*	9,300	39

10	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Demandware*	6,400	$318
Dice Holdings*	8,000	61
Digital River*	18,800	287
eBay*	7,645	396
Electronic Arts*	11,027	312
Ellie Mae*	4,900	120
EMC	204,156	5,267
Emulex*	33,800	242
Entropic Communications*	43,300	160
Envestnet*	4,900	181
Equinix*	1,434	269
ExlService Holdings*	18,300	518
Extreme Networks*	120,400	689
Fabrinet*	21,500	464
Facebook, Cl A*	4,867	291
FARO Technologies*	7,800	311
FLIR Systems	9,980	340
FormFactor*	34,900	201
Forrester Research	4,800	170
Genpact*	180,002	3,035
Global Cash Access Holdings*	64,700	427
Google, Cl A*	11,900	6,365
Google, Cl C*	11,915	6,275
Harmonic*	80,300	565
Hewlett-Packard	30,393	1,005
Hutchinson Technology*	35,500	99
iGATE*	4,400	161
Immersion*	32,400	367
Imperva*	600	14
Informatica*	8,980	318
Ingram Micro, Cl A*	74,741	2,015
Insight Enterprises*	18,900	494
Intel	246,634	6,583
Interactive Intelligence Group*	900	56
InterDigital	10,195	354
International Business Machines	5,464	1,074
Intuit	5,114	387
j2 Global	9,730	451
Juniper Networks*	8,619	213
KLA-Tencor	2,457	157
Lam Research	17,100	985
Lattice Semiconductor*	80,400	677
LinkedIn, Cl A*	553	85
Littelfuse	3,135	284
Manhattan Associates*	12,000	378
Marvell Technology Group	64,460	1,022
MasterCard, Cl A	76,266	5,609
Maxwell Technologies*	15,400	232
Mentor Graphics	2,300	48
Methode Electronics	27,900	774
Micron Technology*	16,545	432
Microsoft	145,006	5,858
Model N*	7,200	65
Monotype Imaging Holdings	19,200	507
Monster Worldwide*	21,900	151
Motorola Solutions	6,019	383
Move*	1,800	19
National Instruments	80,243	2,191
NetApp	6,904	246
Netscout Systems*	2,500	97
NeuStar, Cl A*	1,050	27
NIC	6,600	121

Description	Shares	Market Value ($ Thousands)

NVIDIA	20,159	$372
OmniVision Technologies*	24,100	471
ON Semiconductor*	50,262	473
Oracle	24,787	1,013
Palo Alto Networks*	4,212	268
Pegasystems	3,200	53
Photronics*	3,700	32
PMC - Sierra*	37,080	254
Polycom*	12,779	157
PROS Holdings*	2,500	68
QLogic*	5,700	66
QUALCOMM	115,192	9,067
Rally Software Development*	10,200	133
Red Hat*	39,380	1,916
RF Micro Devices*	7,400	62
Rogers*	1,300	78
Rosetta Stone*	11,000	131
Rovi*	18,362	409
Salesforce.com*	84,953	4,388
SanDisk	16,200	1,377
Sanmina*	8,900	180
Sapient*	5,800	94
ScanSource*	9,100	350
ServiceNow*	4,657	232
Silicon Image*	80,700	453
Sonus Networks*	155,900	510
Spansion, Cl A*	2,800	50
Stamps.com*	22,600	784
Sykes Enterprises*	15,100	299
Symantec	13,867	281
Synaptics*	3,415	212
SYNNEX*	1,500	101
Tech Data*	3,269	204
TeleTech Holdings*	1,800	43
Texas Instruments	55,534	2,524
TIBCO Software*	13,980	274
TiVo*	6,300	75
Tyler Technologies*	700	57
Ubiquiti Networks*	4,600	178
Unisys*	4,300	105
United Online	19,985	237
Virtusa*	8,500	280
Visa, Cl A	48,831	9,894
Vocus*	13,400	241
Web.com Group*	9,595	295
Western Digital	25,553	2,252
Xerox	187,170	2,263
Xilinx	7,810	369
Yahoo!*	48,996	1,761
Yelp, Cl A*	2,200	128
Zynga, Cl A*	57,589	233

		153,296

Materials — 2.2%
A Schulman	14,900	535
Advanced Emissions Solutions*	14,300	328
AEP Industries*	2,800	100
AK Steel Holding*	42,900	300
AM Castle*	7,700	95
Aptargroup	4,578	309
Calgon Carbon*	8,500	170
Carpenter Technology	5,190	326

11	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares	Market Value ($ Thousands)

Celanese, Cl A	4,588	$282
CF Industries Holdings	4,200	1,030
Domtar	10,670	996
Dow Chemical	14,387	718
E.I. du Pont de Nemours	10,056	677
Eastman Chemical	30,580	2,666
Ecolab	49,427	5,172
Ferro*	35,300	458
Freeport-McMoRan Copper & Gold	9,300	320
FutureFuel	11,600	233
Haynes International	1,600	85
Huntsman	51,100	1,280
Innospec	8,700	375
KapStone Paper and Packaging*	7,870	208
Koppers Holdings	7,800	333
Kraton Performance Polymers*	13,600	354
Materion	10,700	360
Monsanto	37,647	4,168
Neenah Paper	1,300	65
Nucor	7,292	377
OM Group	2,700	79
Owens-Illinois*	10,350	329
Packaging Corp of America	6,100	406
PPG Industries	2,700	523
Praxair	3,796	496
Quaker Chemical	6,200	461
Reliance Steel & Aluminum	3,700	262
Rock-Tenn, Cl A	5,473	523
Rockwood Holdings	3,200	227
Schweitzer-Mauduit International	8,585	375
Sensient Technologies	400	22
SunCoke Energy*	3,100	65
Taminco*	22,155	445
Tredegar	8,000	166
United States Steel	32,500	846
US Silica Holdings	6,730	304
Valspar	4,000	292
Westlake Chemical	4,600	328
Worthington Industries	9,600	353

		28,822

Telecommunication Services — 0.7%
8x8*	15,200	147
AT&T	169,339	6,045
Crown Castle International‡	2,110	153
IDT, Cl B	10,500	166
Level 3 Communications*	8,404	362
Premiere Global Services*	20,200	257
Verizon Communications	40,866	1,910
Windstream Holdings	30,818	280

		9,320

Utilities — 1.6%
AES	171,672	2,481
American Electric Power	34,200	1,840
American States Water	17,800	540
Aqua America	11,250	282
Avista	800	26
California Water Service Group	25,500	574
Calpine*	26,700	612
CMS Energy	25,455	772

Description	Shares	Market Value ($ Thousands)

Dominion Resources	8,900	$646
Duke Energy	8,933	665
Edison International	42,900	2,426
El Paso Electric	1,600	61
Empire District Electric	16,000	389
Entergy	26,600	1,928
Exelon	1,487	52
Great Plains Energy	11,000	295
Hawaiian Electric Industries	8,623	207
Laclede Group	1,500	71
NextEra Energy	6,600	659
Northeast Utilities	6,640	314
NorthWestern	600	29
Otter Tail	15,000	439
Pattern Energy Group, Cl A	16,455	441
PNM Resources	2,500	69
PPL	10,781	359
Public Service Enterprise Group	40,400	1,655
Southern	3,439	158
UGI	6,900	322
Westar Energy, Cl A	8,000	287

		18,599

		791,786

Total Common Stock (Cost $1,062,729) ($ Thousands)		1,223,671

EXCHANGE TRADED FUNDS — 0.3%
SPDR S&P 500 Trust	752	142
WisdomTree India Earnings Fund	167,900	3,207

Total Exchange Traded Funds (Cost $2,934) ($ Thousands)		3,349

	Number of Warrants

WARRANTS — 0.2%

France — 0.0%
Peugeot SA, Expires 04/29/17 *	41,309	79

United States — 0.2%
Bank of Baroda, Expires 2016 *	22,100	298
Cairn India, Expires 2018 *	43,640	242
Cummins India, Expires 2018 *	45,980	416
Dabur India, Expires 2018 *	108,365	321
Glenmark Pharmaceuticals, Expires 2018 *	28,470	289
Godrej Consumer Products, Expires 2018 *	15,725	207
ITC, Expires 2018 *	63,610	358
Power Grid of India, Expires 2018*	166,040	289
Tata Global Beverages, Expires 2018 *	129,960	321
Yes Bank, Expires 2018 *	49,005	358

		3,099
Total Warrants (Cost $2,878) ($ Thousands)		3,178

12	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2014

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul	72,300	$414
Cia Energetica de Minas Gerais	27,484	206
Cia Energetica de Sao Paulo, Cl Preference	35,500	414
Cia Paranaense de Energia	16,300	233

		1,267

South Korea — 0.0%
LG Chemical	1,736	251

Total Preferred Stock (Cost $1,494) ($ Thousands)		1,518

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.010% †	30,783,143	30,783

Total Cash Equivalent (Cost $30,783) ($ Thousands)		30,783

U.S. TREASURY OBLIGATION (B) (C) — 0.4%
U.S. Treasury Bills 0.051%, 07/24/14	$4,937	4,937

Total U.S. Treasury Obligation (Cost $4,937) ($ Thousands)		4,937

Total Investments — 97.9% (Cost $1,105,755)($ Thousands) ††		$1,267,436

The open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of	Number of Contracts	Expiration	Unrealized Appreciation
S&P 500 Index E-MINI	381	Jun-2014	$430

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/7/14	JPY	304,395	USD	2,908	$(74)
7/7/14	USD	2,967	JPY	304,395	15

					$(59)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized (Depreciation) ($Thousands)
State Street	(5,949)	5,890	$(59)

For the period ended April 30, 2014, the total amount of all forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,294,260 ($ Thousands).

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	All or a portion of this security has been committed as collateral for open short positions.

(C)	The rate reported is the effective yield at time of purchase.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At April 30, 2014, the tax basis cost of the Fund’s investments was $1,105,755 ($ Thousands), and the unrealized appreciation and depreciation were $186,322 ($ Thousands) and $(24,641) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JPY — Japanese Yen

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,223,671	$—	$—	$1,223,671
Exchange Traded
Funds	3,349	—	—	3,349
Warrants	3,178	—	—	3,178
Preferred Stock	1,518	—	—	1,518
Cash Equivalent	30,783	—	—	30,783
U.S. Treasury
Obligation	—	4,937	—	4,937

Total Investments in Securities	$1,262,499	$4,937	$—	$1,267,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$430	$—	$—	$430
Forwards Contracts - appreciation*	—	15	—	15
Forwards Contracts - depreciation*	—	(74)	—	(74)

Total Other Financial Instruments	$430	$(59)	$—	$371

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

13	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Bonds
4.750%, 02/15/41	$2,035	$2,533
3.875%, 08/15/40	2,000	2,172
3.625%, 08/15/43 to 02/15/44	4,138	4,267
U.S. Treasury Inflation Protected Securities
2.000%, 07/15/14	3,126	3,170
1.375%, 02/15/44	3,531	3,725
0.625%, 01/15/24	7,899	8,015
0.500%, 04/15/15	959	977
0.125%, 04/15/17 to 04/15/19	16,305	16,934
U.S. Treasury Notes
4.000%, 02/15/15	13,545	13,964
2.750%, 02/15/24	16,860	17,008
2.125%, 01/31/21	145	144
2.000%, 04/30/16	4,655	4,801
1.750%, 07/31/15	9,825	10,020
1.625%, 03/31/19	18,900	18,866
0.875%, 04/30/17	200	200
0.375%, 01/31/16	5,600	5,606
0.250%, 06/30/14 to 02/15/15	15,850	15,860

Total U.S. Treasury Obligations (Cost $126,886) ($ Thousands)		128,262

MORTGAGE-BACKED SECURITIES — 27.0%

Agency Mortgage-Backed Obligations — 22.0%
FHLMC
4.500%, 07/01/41	1,843	1,992
4.000%, 12/01/40 to 03/01/41	5,261	5,532
FNMA
6.000%, 09/01/24 to 09/01/40	4,217	4,686
4.500%, 12/01/40 to 12/01/41	4,130	4,464
3.500%, 09/01/33 to 06/01/43	3,573	3,655
3.000%, 08/01/33	938	944
2.630%, 09/01/17	5,331	5,545
2.500%, 02/01/43 to 08/01/43	987	923
FNMA TBA
4.500%, 05/01/38	7,740	8,310
4.000%, 05/01/39	5,235	5,485
3.500%, 05/15/26 to 05/01/41	23,925	24,299
3.000%, 05/25/26 to 05/01/43	6,930	6,816
2.500%, 05/01/17	2,805	2,822
GNMA
6.500%, 10/15/16 to 02/15/39	585	661
6.000%, 08/15/24 to 05/20/38	182	200
5.500%, 01/15/33 to 05/15/38	543	608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 08/15/33 to 09/15/39	$2,974	$3,290
4.000%, 01/15/42	1,581	1,675
GNMA, Ser 96, Cl AC
2.543%, 09/16/44	787	800
GNMA TBA
4.000%, 05/01/42	5,155	5,455

		88,162

Non-Agency Mortgage-Backed Obligations — 5.0%
Banc of America Commercial Mortgage, Ser 2006-2, Cl A4
5.825%, 02/10/51 (A)	380	423
5.731%, 05/10/45 (A)	240	259
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
0.452%, 01/25/36 (A) (B)	490	420
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36 (B)	180	174
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	450	487
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.716%, 06/11/40 (A)	148	166
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	230	257
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/45 (A)	231	255
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.216%, 07/15/44 (A)	398	416
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	510	558
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A4
4.371%, 09/10/46 (A)	370	396
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/46	480	501
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.003%, 12/10/49 (A)	465	515
Commercial Mortgage Pass-Through Certificates, Ser CR16, Cl A4
4.051%, 03/10/24	290	302
Commercial Mortgage Pass-Through Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	153	165

1	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2006-C7, Cl A4
5.768%, 06/10/46 (A)	$439	$475
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/31 (B)	530	529
Commercial Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/30	230	245
Commercial Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 05/10/23 (A)	260	264
Commercial Mortgage Trust, Ser 2013-CR9, Cl A4
4.238%, 07/10/45 (A)	300	321
Commercial Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	180	174
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/45 (B)	127	127
GS Mortgage Securities II, Ser GC20, Cl A5
3.998%, 04/10/47	330	342
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/46	185	196
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	305	324
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (B)	310	315
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (B)	330	336
Hilton USA Trust, Ser 2013-HLT, Cl AFX
2.662%, 11/05/30 (B)	565	568
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-HSBC, Cl A
3.093%, 07/05/32 (B)	200	198
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/47	180	175
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-WLDN, Cl A
3.905%, 05/05/30 (B)	170	172
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A1A
4.475%, 10/15/29	679	686
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	152	168
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	342	367

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.657%, 05/12/39 (A)	$315	$339
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	430	464
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	235	262
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	1,121	1,138
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl A4
5.332%, 12/15/43	482	521
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (A)	225	249
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl A3
5.514%, 11/12/49 (A)	965	1,062
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.648%, 06/11/42 (A)	82	92
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	400	450
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	251	262
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	165
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	155	171
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/45	674	672
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	180	177
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	335	339
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/42 (A)	936	975
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/45 (A)	196	207
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/44 (A) (B)	235	261

2	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	$430	$433
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/46	305	321
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/47	475	497

		20,333

Total Mortgage-Backed Securities (Cost $104,955) ($ Thousands)		108,495

CORPORATE OBLIGATIONS — 17.8%

Consumer Discretionary — 1.6%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	500	512
Arcelik
5.000%, 04/03/23 (B)	230	216
AutoZone
3.700%, 04/15/22	580	589
CBS
5.500%, 05/15/33	175	191
COX Communications
6.950%, 06/01/38 (B)	225	265
3.250%, 12/15/22 (B)	530	514
2.950%, 06/30/23 (B)	110	103
DIRECTV Holdings
2.400%, 03/15/17	225	231
1.750%, 01/15/18	200	198
Ford Motor Credit
4.375%, 08/06/23	250	262
General Motors Financial
4.750%, 08/15/17	450	482
Glencore Funding
1.700%, 05/27/16 (B)	195	196
NBCUniversal Enterprise
1.974%, 04/15/19 (B)	245	241
Nissan Motor Acceptance
0.935%, 09/26/16 (A) (B)	1,000	1,006
Time Warner
6.200%, 03/15/40	275	327
5.875%, 11/15/16	250	280
Time Warner Cable
5.875%, 11/15/40	200	231
5.850%, 05/01/17	145	164
4.000%, 09/01/21	300	319

		6,327

Consumer Staples — 0.2%
Altria Group
9.700%, 11/10/18	106	140
Mondelez International
4.000%, 02/01/24	260	266
Wal-Mart Stores
3.300%, 04/22/24	435	434

		840

Energy — 1.1%
Anadarko Petroleum
6.375%, 09/15/17	425	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arch Coal
8.000%, 01/15/19 (B)	$240	$239
Cenovus Energy
5.200%, 09/15/43	275	296
CNPC General Capital
1.950%, 04/16/18 (B)	280	274
Encana
6.500%, 08/15/34	225	273
Energy Transfer Partners
5.950%, 10/01/43	425	466
3.600%, 02/01/23	310	301
3.255%, 11/01/66 (A) (B)	500	460
Kinder Morgan Energy Partners
5.500%, 03/01/44	385	402
Newfield Exploration
5.625%, 07/01/24	545	568
Pemex Project Funding Master Trust
5.750%, 03/01/18	100	111
Petroleos Mexicanos
6.500%, 06/02/41	60	67
Sabine Pass LP
7.500%, 11/30/16 (B)	145	156
Williams Partners
4.300%, 03/04/24	260	266

		4,370

Financials — 10.2%
American Express
7.000%, 03/19/18	275	328
American International Group
6.400%, 12/15/20	135	163
Bank of America MTN
7.750%, 05/14/38	275	370
7.625%, 06/01/19	500	617
6.110%, 01/29/37	150	169
6.050%, 05/16/16	525	573
5.875%, 01/05/21	3,175	3,682
4.100%, 07/24/23	240	245
4.000%, 04/01/24	320	322
BBVA Bancomer
6.750%, 09/30/22 (B)	2,000	2,230
Bear Stearns
7.250%, 02/01/18	195	232
BPCE
5.150%, 07/21/24 (B)	220	223
2.500%, 12/10/18	320	322
Capital One Financial
1.000%, 11/06/15	375	376
Citigroup
8.500%, 05/22/19	430	548
6.675%, 09/13/43	90	108
6.125%, 08/25/36	200	223
5.375%, 08/09/20	800	906
4.875%, 05/07/15	625	650
4.500%, 01/14/22	793	848
3.875%, 10/25/23	80	80
2.550%, 04/08/19	390	390
1.700%, 07/25/16	225	228
Credit Suisse NY
0.556%, 08/24/15 (A)	750	750
0.467%, 04/10/15 (A)	400	400

3	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Realty ‡
3.875%, 10/15/22	$150	$149
EDC Finance
4.875%, 04/17/20 (B)	250	221
Goldman Sachs Group
6.750%, 10/01/37	425	489
6.000%, 06/15/20	1,500	1,734
5.750%, 01/24/22	325	371
4.000%, 03/03/24	360	360
HCP ‡
5.375%, 02/01/21	200	226
2.625%, 02/01/20	1,200	1,195
Health Care ‡
6.500%, 03/15/41	320	401
4.950%, 01/15/21	145	159
4.500%, 01/15/24	500	521
4.125%, 04/01/19	85	91
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,114
HSBC Holdings PLC
6.500%, 09/15/37	225	271
ING US
5.650%, 05/15/53 (A)	100	100
International Lease Finance
7.125%, 09/01/18 (B)	750	870
JPMorgan Chase
5.625%, 08/16/43	440	481
5.125%, 09/15/14	525	534
4.625%, 05/10/21	150	164
4.350%, 08/15/21	100	108
4.250%, 10/15/20	1,500	1,613
Kennedy-Wilson
5.875%, 04/01/24	85	85
Kimco Realty ‡
3.200%, 05/01/21	370	367
Liberty Property ‡
3.375%, 06/15/23	95	90
Macquarie Bank MTN
6.625%, 04/07/21 (B)	750	854
MetLife
4.368%, 09/15/23	285	306
Metropolitan Life Global Funding I
2.300%, 04/10/19 (B)	555	553
Mid-America Apartments ‡
4.300%, 10/15/23	180	184
Mizuho Bank
3.750%, 04/16/24 (B)	305	306
Morgan Stanley MTN
6.250%, 08/28/17	375	429
5.750%, 10/18/16	1,350	1,495
5.750%, 01/25/21	375	430
5.550%, 04/27/17	196	219
5.500%, 07/24/20	275	312
4.875%, 11/01/22	165	174
Nationwide Financial Services
5.375%, 03/25/21 (B)	175	194
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	225	345
Newcrest Finance Property
4.200%, 10/01/22 (B)	850	771

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penske Truck Leasing LP
4.875%, 07/11/22 (B)	$260	$278
2.875%, 07/17/18 (B)	250	254
Petrobras Global Finance
4.375%, 05/20/23	190	178
1.855%, 05/20/16 (A)	250	248
PNC Funding
5.625%, 02/01/17	300	333
ProLogis ‡
3.350%, 02/01/21	725	730
Realty Income ‡
4.650%, 08/01/23	150	159
3.250%, 10/15/22	160	154
Royal Bank of Scotland Group
2.550%, 09/18/15	750	766
SABMiller Holdings
3.750%, 01/15/22 (B)	275	284
SL Green Realty ‡
5.000%, 08/15/18	1,000	1,084
Sumitomo Mitsui Financial Group
4.436%, 04/02/24 (B)	475	484
Sydney Airport Finance
5.125%, 02/22/21 (B)	500	547
Ventas Realty ‡
2.700%, 04/01/20	280	277
Wells Fargo
5.625%, 12/11/17	325	371
5.375%, 11/02/43	480	517
4.125%, 08/15/23	460	469
2.125%, 04/22/19	400	397

		40,799

Health Care — 0.6%
AbbVie
2.000%, 11/06/18	150	150
Catholic Health Initiatives
2.950%, 11/01/22	500	474
Gilead Sciences
3.700%, 04/01/24	225	228
HCA
7.250%, 09/15/20	780	841
McKesson
3.796%, 03/15/24	90	91
2.284%, 03/15/19	115	115
WellPoint
5.100%, 01/15/44	400	427
1.250%, 09/10/15	185	187

		2,513

Industrials — 1.6%
Canadian Pacific Railway
9.450%, 08/01/21	75	101
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	514	575
General Electric Capital MTN
6.250%, 12/15/49 (A)	100	109
5.300%, 02/11/21	725	820
4.650%, 10/17/21	350	387
4.625%, 01/07/21	1,400	1,549
Hutchison Whampoa International
3.500%, 01/13/17 (B)	521	548

4	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lukoil International Finance
3.416%, 04/24/18 (B)	$360	$339
TSMC Global
1.625%, 04/03/18 (B)	775	762
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	927	1,036

		6,226

Information Technology — 0.3%
Apple
2.850%, 05/06/21	725	728
Hewlett-Packard
2.750%, 01/14/19	585	595

		1,323

Materials — 0.3%
ArcelorMittal
7.250%, 03/01/41	480	488
Barrick
4.100%, 05/01/23 (B)	230	224
CF Industries
5.150%, 03/15/34	375	393
Rio Tinto Finance USA
4.125%, 08/21/42	100	93
Teck Resources
3.000%, 03/01/19	80	81

		1,279

Telecommunication Services — 1.5%
AT&T
6.500%, 09/01/37	985	1,173
4.300%, 12/15/42	16	14
SBA Tower Trust
3.598%, 04/15/18 (B)	605	611
Verizon Communications
6.550%, 09/15/43	730	900
6.400%, 02/15/38	175	210
5.150%, 09/15/23	575	634
4.150%, 03/15/24	450	461
3.650%, 09/14/18	185	198
VimpelCom Holdings
5.950%, 02/13/23 (B)	300	269
Vodafone Group PLC
2.950%, 02/19/23	500	476
Windstream
7.750%, 10/15/20	925	999

		5,945

Utilities — 0.4%
DPL
6.500%, 10/15/16	400	432
Hrvatska Elektroprivreda
6.000%, 11/09/17 (B)	1,000	1,051
Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	273	304

		1,787

Total Corporate Obligations (Cost $68,454) ($ Thousands)		71,409

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.4%
FFCB
0.209%, 02/27/17 (A)	$855	$856
0.173%, 09/14/16 (A)	875	875
FHLB
2.750%, 03/13/15	5,000	5,113
0.240%, 01/21/15	1,630	1,630
0.220%, 10/07/15 (A)	775	776
0.080%, 07/11/14 (C)	6,420	6,419
0.074%, 06/18/14 (C)	1,145	1,145
0.065%, 05/14/14 (C)	1,040	1,040
0.065%, 05/16/14 (C)	1,635	1,635
0.060%, 05/30/14 (C)	6,475	6,475
0.050%, 06/06/14 (C)	3,115	3,115
FHLMC Multifamily Structured Pass-Through Certificates, Ser K004, Cl A2
4.317%, 11/25/19	755	835
4.186%, 08/25/19	760	836
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/20	760	832
FNMA
3.000%, 09/16/14	1,430	1,446
0.050%, 05/21/14	4,545	4,545

Total U.S. Government Agency Obligations (Cost $38,864) ($ Thousands)		37,573

ASSET-BACKED SECURITIES — 7.7%
Access Group, Ser 2006-1, Cl A2
0.345%, 08/25/23 (A)	403	398
ACE Securities Home Equity Loan Trust, Ser 2005-RM1, Cl M2
0.902%, 03/25/35 (A)	840	835
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	500	502
ALM VII, Ser 2012-7A, Cl A1
1.648%, 10/19/24 (A) (B)	700	698
Banc of America Merrill Lynch Commercial Mortgage, Ser 1, Cl A4
5.171%, 11/10/42 (A)	739	746
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-TOP28, Cl A3
5.793%, 09/11/42	459	460
Blue Hill CLO, Ser 2013-1A, Cl A
1.707%, 01/15/26 (A) (B)	410	410
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (B)	680	681
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.472%, 10/25/35 (A)	662	658
Cent CLO 19, Ser 2013-19A, Cl A1A
1.557%, 10/29/25 (A) (B)	499	496
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	475	499

5	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl A4
4.023%, 03/10/47	$380	$395
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	480	498
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
0.594%, 07/25/35 (A)	405	405
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.052%, 10/25/47 (A)	1,440	1,243
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (B)	145	146
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	149	149
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/27 (B)	337	338
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.952%, 04/26/32 (A) (B)	425	425
Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
1.112%, 10/25/34 (A)	956	928
First Frankin Mortgage Loan Trust, Ser 2005-FF5, Cl M1
0.827%, 03/25/35 (A)	848	844
First Investors Auto Owner Trust, Ser 2014-1A, Cl A3
1.490%, 01/15/20 (B)	125	125
Flatiron CLO, Ser 2013-1A, Cl A1
1.690%, 01/17/26 (A) (B)	385	383
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	615	618
Ford Credit Floorplan Master Owner Trust A, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
GE Capital Commercial Mortgage, Ser C1, Cl A3
4.578%, 06/10/48	905	908
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.477%, 12/10/49	440	455
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.355%, 11/25/26 (A)	706	700
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	982	1,008
Huntington Auto Trust, Ser 2012-1, Cl B
1.710%, 08/15/17	200	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.895%, 02/12/49 (A)	350	387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl ASB
5.688%, 02/12/51	$508	$540
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/43 (B)	771	792
JPMorgan Mortgage Acquisition Trust, Ser 2005-WMC1, Cl M1
0.572%, 09/25/35 (A)	451	441
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.902%, 02/25/35 (A)	120	120
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	850	855
ML-CFC Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/50 (A)	280	309
Morgan Stanley Capital I Trust, Ser 2005-NC2, Cl M2
0.784%, 03/25/35 (A)	345	341
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl A3
5.982%, 08/12/41 (A)	747	754
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A1
1.480%, 06/15/44 (B)	776	778
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/45	915	932
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A1
1.600%, 10/29/20	443	446
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.885%, 11/25/24 (A)	390	410
Oak Hill Credit Partners, Ser 2013-91, Cl A1
1.637%, 10/20/25	466	464
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.832%, 09/25/34 (A)	669	661
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.172%, 12/25/34 (A)	697	696
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	289	292
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	390	393
SLC Student Loan Trust, Ser 2006-1, Cl A4
0.313%, 12/15/21 (A)	352	351

6	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-9, Cl A4
0.329%, 01/25/23 (A)		$26	$26
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.309%, 04/25/23 (A)		7	7
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.879%, 07/25/22 (A)		385	406
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.929%, 07/25/23 (A)		385	403
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.729%, 04/25/23 (A)		200	208
SLM Student Loan Trust, Ser 2013-4, Cl A
0.702%, 06/25/27 (A)		257	258
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21		545	577
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.672%, 12/25/35 (A)		1,010	977
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)		325	325
TAL Advantage LLC, Ser 2006-1A
0.347%, 04/20/21 (A) (B)		210	208
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (B)		445	445
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (A)		404	408
Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16 (B)		48	48

Total Asset-Backed Securities (Cost $31,091) ($ Thousands)			30,492

FOREIGN SOVEREIGN BONDS — 6.6%
Bank of Tokyo-Mitsubishi UFJ
2.300%, 03/10/19 (B)		250	250
Bundesobligation	EUR
1.250%, 10/14/16		300	427
0.500%, 04/07/17		615	860
Bundesrepublik Deutschland	EUR
3.750%, 01/04/19		255	407
3.500%, 07/04/19		1,360	2,166
2.000%, 01/04/22		720	1,065
2.000%, 08/15/23		585	854
1.750%, 07/04/22		475	687
1.750%, 02/15/24		175	249
1.500%, 02/15/23		1,140	1,605
1.500%, 05/15/23		970	1,362
Bundesschatzanweisungen	EUR
0.168%, 12/11/15		140	194
Japan Government Five Year Bond	JPY
0.200%, 09/20/18		28,200	276

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		61,000	$620
1.500%, 09/20/18		42,100	436
1.400%, 06/20/19		71,700	744
1.300%, 03/20/21		72,000	750
1.200%, 12/20/20		90,000	932
1.200%, 06/20/21		46,500	482
1.000%, 09/20/21		61,500	628
0.800%, 06/20/23		11,700	117
0.800%, 09/20/23		31,000	309
0.600%, 03/20/23		80,900	796
0.600%, 09/20/23		27,300	268
0.600%, 03/20/24		34,100	333
Japanese Government CPI Linked Bond	JPY
0.100%, 09/10/23		393,032	4,197
Mexican Bonos	MXP
8.000%, 12/07/23		2,222	192
Mexico Government International Bond MTN
5.125%, 01/15/20		50	56
4.750%, 03/08/44		550	531
Perusahaan Penerbit
6.125%, 03/15/19 (B)		1,500	1,650
United Kingdom Gilt	GBP
3.750%, 09/07/20		365	675
3.750%, 09/07/21		470	870
2.250%, 09/07/23		345	562
1.750%, 09/07/22		450	716
1.250%, 07/22/18		70	116

Total Foreign Sovereign Bonds (Cost $25,649) ($ Thousands)			26,382

MUNICIPAL BONDS — 1.4%
Baltimore, Waste Water Project, Ser C, RB
Callable 01/01/24 @ 100
5.000%, 07/01/43		75	82
Baltimore, Waste Water Project, Ser D, RB
Callable 01/01/24 @ 100
5.000%, 07/01/42		75	82
Brazos, Higher Education Authority, Ser 2004-I, Cl A2, RB
0.395%, 06/27/22 (A)		193	193
Brazos, Higher Education Authority, Ser 2005-1, Cl 1A3, RB
0.343%, 09/26/22 (A)		700	691
California State, GO
7.600%, 11/01/40		175	252
7.550%, 04/01/39		100	142
California State, GO
Callable 10/01/21 @ 100
6.509%, 04/01/39		275	308
City of New York, GO
Callable 12/01/20 @ 100
6.646%, 12/01/31		500	587

7	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois State, GO
5.100%, 06/01/33	$500	$499
4.950%, 06/01/23	900	943
4.350%, 06/01/18	500	530
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/42	70	76
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB
Callable 07/01/18 @ 100
6.200%, 07/01/39	170	93
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior B, RB
Callable 07/01/18 @ 100
6.550%, 07/01/58	90	48
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior C, RB
Callable 07/01/18 @ 100
6.300%, 07/01/43	375	203
South Carolina, Student Loan Corporation, Ser A-1, RB
0.336%, 12/03/18 (A)	87	86
University of California, Ser AI, RB
Callable 05/15/23 @ 100
5.000%, 05/15/38	335	368
University of California, Ser AJ, RB
4.601%, 05/15/31	250	268

Total Municipal Bonds (Cost $5,240) ($ Thousands)		5,451

COMMERCIAL PAPER (C) — 0.6%
Macquarie Bank
0.200%, 05/28/14 (B)	755	755
National Rural Utilities Cooperative Finance
0.080%, 05/15/14	1,705	1,705

Total Commercial Paper (Cost $2,460) ($ Thousands)		2,460

Total Investments — 102.6% (Cost $403,599) ($ Thousands) ††		$410,524

A list of the open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of	Number of Contracts	Expiration	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(90)	Jun-2014	$(41)
U.S. 2-Year Treasury Note	11	Jun-2014	75
U.S. 5-Year Treasury Note	106	Jun-2015	(27)
U.S. Long Treasury Bond	11	Jun-2014	9
U.S. Ultra Long Treasury Bond	35	Jun-2014	135

			$151

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/8/14-6/18/14	JPY	1,254,575	USD	12,229	$(58)
5/28/14	EUR	8,338	USD	11,526	(33)
5/28/14	GBP	2,057	USD	3,454	(15)
5/28/14	USD	1,570	EUR	1,135	3
5/28/14	USD	1,105	JPY	112,713	(2)
6/18/14	MXP	2,520	USD	189	(2)
6/18/14	RUB	6,820	USD	183	(7)
6/18/14	USD	168	RUB	6,248	5

					$(109)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Bank of America	(192)	189	$(3)
Brown Brothers Harriman	(26,414)	26,355	(59)
Citigroup	(168)	173	5
JPMorgan Chase Bank	(4,048)	4,002	(46)
UBS	(189)	183	(6)

			$(109)

For the period ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

A list of open centrally cleared swap agreements held by the Fund at April 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	$(1,865)	$(7)
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	(225)	(1)
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	(1,515)	4
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	(7,185)	(3)
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	(2,215)	(12)
Goldman Sachs	Cdx.Na.Hy.21.V2 Index	SELL	5.00	12/20/18	(2,680)	(10)
Goldman Sachs	Cdx.Na.Hy.22.V2 Index	SELL	5.00	06/20/19	(2,195)	(12)
Goldman Sachs	Cdx.Na.Hy.22.V2 Index	SELL	5.00	06/20/19	(1,350)	2
Goldman Sachs	Cdx.Na.Hy.22.V2 Index	SELL	5.00	06/20/19	(615)	(2)
Goldman Sachs	Cdx.Na.Ig.22.V1 Index	SELL	1.00	06/20/19	(7,530)	29
Goldman Sachs	Cdx.Na.Ig.22.V1 Index	SELL	1.00	06/20/19	(5,230)	10
Goldman Sachs	Itraxx.Europe.21.V1.5Y Eur Index	BUY	1.00	06/20/19	1,150	1
Goldman Sachs	Itraxx.Europe.21.V1.5Y Eur Index	BUY	1.00	06/20/19	755	1
Goldman Sachs	Itraxx.Europe.21.V1.5Y Eur Index	BUY	5.00	06/20/19	55	—
Goldman Sachs	Itraxx.Xover.21.V1 5Y Eur Index	BUY	1.00	06/20/19	75	—
Goldman Sachs	Itraxx.Xover.21.V1.5Y Eur Index	BUY	5.00	06/20/19	260	(2)

						$(2)

A list of OTC swap agreements held by the Fund at April 30, 2014 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($Thousands)
Goldman Sachs	Cdx.Em.21.V1 Index	SELL	5.00	06/20/19	$(17,445)	$469

For the period ended April 30, 2014, the total amount of all open swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $400,212 ($ Thousands).

(1)	In U.S. dollar unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2014. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Rate shown represents the effective yield to maturity at date of purchase.

‡	Real Estate Investment Trust.

††	At April 30, 2014, the tax basis cost of the Fund’s investments was $403,599 ($ Thousands), and the unrealized appreciation and depreciation were $8,510 ($ Thousands) and $(1,585) ($ Thousands) respectively.

9	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Cl — Class

CLO — Collateralized Loan Obligation

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$128,262	$—	$128,262
Mortgage-Backed Securities	—	108,495	—	108,495
Corporate Obligations	—	71,409	—	71,409
U.S. Government Agency Obligations	—	37,573	—	37,573
Asset-Backed Securities	—	30,492	—	30,492
Foreign Sovereign Bonds	—	26,382	—	26,382
Municipal Bonds	—	5,451	—	5,451
Commercial Paper	—	2,460	—	2,460

Total Investments in Securities	$—	$410,524	$—	$410,524

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts - appreciation*	$—	$219	$—	$219
Futures Contracts - depreciation*	—	(68)	—	(68)
Forward Currency Contracts - appreciation*	—	8	—	8
Forward Currency Contracts - depreciation*	—	(117)	—	(117)
Centrally Cleared Swaps
Credit Default Swaps - appreciation*	—	47	—	47
Credit Default Swaps - depreciation*	—	(49)	—	(49)
OTC Swaps
Credit Default Swaps - appreciation*	—	469	—	469

Total Other Financial Instruments	$—	$509	$—	$509

*	Futures contracts and forward contracts are valued at the unrealized appreciation on the instruments.

For the period ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 assets and liabilities.
Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

10	Adviser Managed Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2014

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of April 30, 2014, the Tactical Offensive Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $50.1 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
Reference Asset	Corporate US$	Sovereign US$	Asset- Backed Securities US$	Corporate US$	Total
Fair value of written credit derivatives	$—	$—	$3,563,619	$—	$3,563,619
Maximum potential amount of future payments	—	—	50,050,000	—	50,050,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 months	6-12 months	1-5 years	5-10 years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$—	$12,760,000	$—	$12,760,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	17,445,000	—	17,445,000
Greater than 300	—	—	15,685,000	4,160,000	—	19,845,000

Total	$—	$—	$15,685,000	$34,365,000	$—	$50,050,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

11	Adviser Managed Trust / Quarterly Report / April 30, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures are effective (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 27, 2014

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: June 27, 2014